Fair Value Measurements (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 14, 2020	Dec. 31, 2019
Fair Value Measurements
Warrant derivative liability	$ 44,510,000	$ 55,720,000	$ 28,030,000	$ 0
Recurring
Fair Value Measurements
Cash and Marketable Securities Held in Trust	500,026,153	500,078,624
Warrant derivative liability	44,510,000	55,720,000
Recurring | Level 1
Fair Value Measurements
Cash and Marketable Securities Held in Trust	500,026,153	500,078,624
Warrant derivative liability	24,830,000	37,000,000
Recurring | Level 2
Fair Value Measurements
Warrant derivative liability		18,720,000
Recurring | Level 3
Fair Value Measurements
Warrant derivative liability	19,680,000
Public Warrants
Fair Value Measurements
Warrant derivative liability	24,830,000	37,000,000
Public Warrants | Recurring
Fair Value Measurements
Warrant derivative liability	24,830,000	37,000,000
Public Warrants | Recurring | Level 1
Fair Value Measurements
Warrant derivative liability	24,830,000	37,000,000
Sponsor Warrants
Fair Value Measurements
Warrant derivative liability	19,680,000	18,720,000
Sponsor Warrants | Recurring
Fair Value Measurements
Warrant derivative liability	19,680,000	18,720,000
Sponsor Warrants | Recurring | Level 2
Fair Value Measurements
Warrant derivative liability		$ 18,720,000
Sponsor Warrants | Recurring | Level 3
Fair Value Measurements
Warrant derivative liability	$ 19,680,000